Gains or losses on financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Gains or losses on financial assets and liabilities
Schedule of detail, by origin, of gains/losses on financial assets and liability
The detail, by origin, of Gains/losses on financial assets and liabilities:

EUR million
	2021	2020	2019
Gains or losses on financial assets and liabilities not measured at fair value through profit or loss, net	628	1,107	1,136
Financial assets at amortized cost	89	(31)	308
Other financial assets and liabilities	539	1,138	828
Of which debt instruments	567	1,179	804
Gains or losses on financial assets and liabilities held for trading, net*	1,141	3,211	1,349
Gains or losses on non-trading financial assets and liabilities mandatory at fair value through profit or loss	132	82	292
Gains or losses on financial assets and liabilities measured at fair value through profit or loss, net*	270	(171)	(286)
Gains or losses from hedge accounting, net	(46)	51	(28)
	2,125	4,280	2,463
*    Includes the net result obtained by transactions with debt securities, equity instruments, derivatives and short positions included in this portfolio when the Group jointly manages its risk in these instruments.

Schedule of exchange differences, net	As explained in note 44, the above breakdown should be analysed in conjunction with the 'Exchange differences, net':

EUR million
	2021	2020	2019
Exchange differences, net	(562)	(2,093)	(932)

Schedule of detail of asset balances measured at fair value through profit or loss
The detail of the amount of the asset balances is as follows:

EUR million
	2021	2020	2019
Loans and receivables:	34,812	46,589	59,624
Central banks	3,608	9,481	6,473
Credit institutions	13,549	12,139	21,649
Customers	17,655	24,969	31,502
Debt instruments	30,223	41,573	36,402
Equity instruments	19,119	12,849	15,787
Derivatives	54,292	67,137	63,397
	138,446	168,148	175,210

Schedule of detail of liability balances measured at fair value through profit or loss
The detail of the amount of the liability balances is as follows:

EUR million
	2021	2020	2019
Deposits	40,946	43,598	57,111
Central banks	1,645	2,490	12,854
Credit institutions	7,552	6,765	9,340
Customer	31,749	34,343	34,917
Marketable debt securities	5,454	4,440	3,758
Short positions	12,236	16,698	14,123
Derivatives	53,566	64,469	63,016
Other financial liabilities	—	—	126
	112,202	129,205	138,134